CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 38,949,359	$ 29,012,381	$ 80,309,629	$ 67,211,336
Restricted cash	12,856,398	14,533,235
Amounts due from subsidiaries	2,328,928	2,104,416
Prepaid expenses and other current assets	19,086,020	26,807,894
Total current assets	112,285,955	109,201,395
Non-current Assets:
Fixed assets, net	7,883,906	10,782,166
Intangible assets, net	417,515	366,691
Total non-current assets	38,854,643	40,593,924
TOTAL ASSETS	151,140,598	149,795,319
Current Liabilities:
Amounts due to subsidiaries	1,677,543	1,828,412
Accrued expenses and other current liabilities	20,016,121	26,211,259
Total current liabilities	129,630,299	108,805,722
Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,366,544 and 101,560,744 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	10,156	10,137
Additional paid-in capital	343,512,927	342,670,656
Accumulated deficit	(364,106,277)	(340,138,407)
Accumulated other comprehensive income	39,908,028	37,371,672
Total VisionChina Media Inc. shareholders' equity	19,324,834	39,914,058
TOTAL LIABILITIES AND EQUITY	151,140,598	149,795,319
VISIONCHINA MEDIA INC.
Current Assets:
Cash and cash equivalents	779	296	179,170	14,788,170
Restricted cash	11,933,535	13,525,585
Amounts due from subsidiaries	69,535,879	43,677,656
Prepaid expenses and other current assets	103,243	228,535
Total current assets	81,573,436	57,432,072
Non-current Assets:
Fixed assets, net	9,020	26,799
Intangible assets, net	8,191	9,575
Investments in subsidiaries	0
Total non-current assets	17,211	36,374
TOTAL ASSETS	81,590,647	57,468,446
Current Liabilities:
Amounts due to subsidiaries	49,238,024	7,405,538
Accrued expenses and other current liabilities	13,027,789	10,148,850
Total current liabilities	62,265,813	17,554,388
Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,366,544 and 101,560,744 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	10,156	10,137
Additional paid-in capital	343,512,927	342,670,656
Accumulated deficit	(363,594,750)	(339,626,880)
Accumulated other comprehensive income	39,396,501	36,860,145
Total VisionChina Media Inc. shareholders' equity	19,324,834	39,914,058
TOTAL LIABILITIES AND EQUITY	$ 81,590,647	$ 57,468,446